UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Net income/(loss)	$ 101,725	$ (85,659)
Net income/(loss) from continuing operations	101,725	(85,952)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	26,256	25,027
Impairment of long-lived assets	0	5,021
Net loss from equity method investments	2,339	296
Change in fair value of investment in listed equity securities	0	62,308
INVESTING ACTIVITIES
Additions to assets under development	(88,965)	(138,102)
Additions to vessels and equipment	(63,519)	(619)
Deposit paid for vessel	0	(15,500)
Loan advanced to related parties	0	(3,500)
Consideration received for long-lived assets held for sale	0	2,325
Dividends received from listed equity securities	0	11,128
Proceeds from sale of listed equity securities	0	45,552
Proceeds from sale of equity method investments	822	56,097
Proceeds from subscription of equity interest in Gimi MS	27,278	21,118
Net cash used in continuing investing activities	(124,384)	(21,501)
FINANCING ACTIVITIES
Cash dividends paid	(56,708)	(44,537)
Repayments of short-term and long-term debt	(46,317)	(76,397)
Purchase of treasury shares	(14,180)	(29,447)
Financing costs paid	(569)	(9,809)
Reacquisition of common units in Hilli LLC	0	(100,047)
Proceeds from short-term and long-term debt	0	85,000
Net cash used in continuing financing activities	(117,774)	(175,237)
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period	0	369
Net increase in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale	0	369
Net decrease in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale	(149,949)	(110,095)
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period	771,470	1,012,881
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period	621,521	902,786
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	527,591	770,567
Restricted cash and short-term deposits	19,539	58,495
Restricted cash (non-current portion)	74,391	73,724
Cash, cash equivalents, restricted cash and restricted cash equivalents	621,521	902,786
Continuing operations
OPERATING ACTIVITIES
Net income/(loss) from continuing operations	101,725	(85,952)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	26,256	25,027
Amortization of deferred charges and debt guarantees, net	1,983	512
Impairment of long-lived assets	0	5,021
Net loss from equity method investments	2,339	296
Drydocking expenditure	(1,375)	0
Compensation cost related to employee stock awards	4,240	3,858
Net foreign exchange (gains)/losses	(460)	1,426
Change in fair value of investment in listed equity securities	0	62,308
Changes in assets and liabilities:
Trade accounts receivable	4,883	4,314
Other current and non-current assets	(39,787)	(113,535)
Amounts due from related parties	(185)	384
Trade accounts payable	4,910	2,572
Accrued expenses	9,006	5,407
Other current and non-current liabilities	(27,221)	(12,531)
Net cash provided by continuing operations	92,209	85,998
Discontinued operations
OPERATING ACTIVITIES
Add: Net income from discontinued operations	0	(293)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	0	20
Compensation cost related to employee stock awards	0	3
Net foreign exchange (gains)/losses	0	17
Changes in assets and liabilities:
Other current and non-current assets	0	300
Trade accounts payable	0	(2)
Accrued expenses	0	(165)
Other current and non-current liabilities	0	(163)
Net income from discontinued operations	0	293
Gain on disposal and impairment of long-lived assets	0	(27)
Net cash provided by discontinued operations	0	276
Interest rate swap | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments	(1,754)	1,453
Oil and gas derivative | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments	$ 7,649	$ 185,438